Sales	12 Months Ended
Dec. 31, 2018
Sales [abstract]
Sales

24.   Sales

The Company’s geographical analysis of revenue from contracts with customers is segmented based on the destination of product is as follows:

(a)    By-product and geographical Geographical areaArea

Year ended December 31, 2018
	Peru	Switzerland		Mexico		Total
Silver-gold concentrates	$-	$	165166,525481		$13,392670	$	178180,917151
Silver-lead concentrates	40,398254		-		-		40,398254
Zinc concentrates	4748,871831		-		-		4748,871831
Provisional pricing adjustments	(8201,636)		(3,443055)		(1,249)373		(35,890940)
Sales to external customers	$87,449	$	162163,082426	$	1312,765421		$263,296

Year ended December 31, 2017
	Peru	Switzerland		Mexico		Total
Silver-gold concentrates	$-		$-	$	179180,533491	$	179180,533491
Silver-lead concentrates	4142,894144		-		-		4142,894144
Zinc concentrates	45,703300		-		-		45,703300
Provisional pricing adjustments	518671		-		(463495)		981176
Sales to external customers	$88,115		$-		$179,996		$268,111

(b)    By major Major customerCustomer

	Years ended December 31,
	2018	2017
Customer 1	$162,082	$-
Customer 2	66,429	79,523
Customer 3	-	106,850
Customer 4	-	73,146
Customer 5	34,785	8,592
	$263,296	$268,111